Employee Benefit Plans (Detail Textuals) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Compensation and Retirement Disclosure [Abstract]
Employer match	3.00%
Defined benefit plan contributions by employer percent	6.00%
Contribution to the defined benefit plan for the current plan year	$ 772,000
Defined benefit plan contributions minimum required contribution	842,000
Estimated prior service cost for the defined benefit pension plan that will be amortized from accumulated other comprehensive income into net periodic cost	$ 79,000
Assumed overall expected long-term rate of return on pension plan assets (in percent)	7.00%	7.00%	7.00%
Annual return on plan assets	8.20%	(0.40%)	8.30%	19.10%	11.40%
Employer contribution	$ 772,000	$ 716,000
Employer contribution by September 2017	1,200,000
Defined benefit obligation expense in 2017	$ 1,400,000